Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Earnings per common share - basic and diluted (in Dollars per share)	$ 0.08	$ 0.44
Weighted average shares - basic and diluted (in Shares)	21,750,000	16,168,956